Schedule of net income (loss) per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders
Net loss for the year attributable to the Company's ordinary shareholders	$ (638)	$ (5,003)	$ (3,826)
Weighted average number of basic ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,062,500
Weighted average number of diluted ordinary shares used in calculating loss per share	11,062,500	11,062,500	11,062,500
Basic net loss per share (cents) | (per share)	$ (5.77)	$ (45.22)	$ (34.59)
Diluted net loss per share (cents) | (per share)	$ (5.77)	$ (45.22)	$ (34.59)